Investment Objectives and Goals	Aug. 05, 2025
TrueShares Structured Outcome (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (January) ETF (the “January ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from January 1, 2025 to December 31, 2025, and each subsequent twelve-month period begins the day after the current period ends (January 1) and ends on December 31 of the following year.

TrueShares Structured Outcome (February) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (FEBUARY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (February) ETF (the “February ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from February 1, 2025 to January 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (February 1) and ends on January 31 of the following year.

TrueShares Structured Outcome (March) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (March) ETF (the “March ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from March 1, 2025 to February 28, 2026, and each subsequent twelve-month period begins the day after the current period ends (March 1) and ends on February 28 of the following year.

TrueShares Structured Outcome (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (April) ETF (the “April ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from April 1, 2025 to March 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (April 1) and ends on March 31 of the following year.

TrueShares Structured Outcome (May) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (MAY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (May) ETF (the “May ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from May 1, 2025 to April 30, 2026, and each subsequent twelve-month period begins the day after the current period ends (May 1) and ends on April 30 of the following year.

TrueShares Structured Outcome (June) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (June) ETF (the “June ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from June 1, 2025 to May 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (June 1) and ends on May 31 of the following year.

TrueShares Structured Outcome (September) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (September) ETF (the “September ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from September 1, 2024 to August 31, 2025, and each subsequent twelve-month period begins the day after the current period ends (September 1) and ends on August 31 of the following year.

TrueShares Structured Outcome (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (October) ETF (the “October ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from October 1, 2024 to September 30, 2025, and each subsequent twelve-month period begins the day after the current period ends (October 1) and ends on September 30 of the following year.

TrueShares Structured Outcome (November) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (November) ETF (the “November ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from November 1, 2024 to October 31, 2025, and each subsequent twelve-month period begins the day after the current period ends (November 1) and ends on October 31 of the following year.

TrueShares Structured Outcome (December) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (December) ETF (the “December ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from December 1, 2024 to November 30, 2025, and each subsequent twelve-month period begins the day after the current period ends (December 1) and ends on November 30 of the following year.